Other financial assets and other non-current assets	12 Months Ended
Dec. 31, 2022
Other financial assets and other non-current assets
Other financial assets and other non-current assets

17. Other financial assets and other non-current assets

	December 31,
in €‘000	2021	2022
Loans receivable (net of expected credit loss)	1,201	1,473
Deposits	1,855	1,650
Equity investment	2,605	2,820
Other financial assets	365	3,198
Prepayment non-current	35,305	35,304
Total	41,331	44,445

The following table displays the composition and movements of loans receivable.

Composition and movements of loan receivables
	Loans
in €‘000	non-current	Loans current	Total
Balance as of January 1, 2021	4,463	684	5,147
Collection of loans receivable	—	(265)	(265)
Issuance of loans receivable	2,122	148	2,270
Interest	251	24	275
Impairment	(5,889)	—	(5,889)
Others	254	(24)	230
Balance as of December 31, 2021	1,201	567	1,768
Collection of loans receivable	—	(208)	(208)
Interest	272	18	290
Income	—	5	5
Others	—	(23)	(23)
Balance as of December 31, 2022	1,473	359	1,832

Category Others represents the reclassification between current and non-current part as well as foreign currency gains or losses.

The movements specifically in the provision for Expected Credit Losses (“ECLs”) for loans receivable are as follows:

Provision for expected Credit Losses
in €‘000	2021	2022
Balance as of January 1,	(8,456)	(14,345)
Impairment	(5,889)	—
Balance as of December 31,	(14,345)	(14,345)

On August 9, 2021, the Group acquired 14.4% stake in Gameradar (Hainan) Technology Co., Ltd.(“Gameradar”). The Group classified the investment as an equity investment, rather than investment in associate because the Group did not have the power to participate in financial and operating policy decisions of Gameradar. The Group designated the investment at FVOCI because it represents investment that the Group intends to hold long term for strategic purposes.

The Group’s investment in Gameradar totaled a fair value of €2,820 as at December 31, 2022 (2021: €2,605). The fair value of this investment was categorized as Level 3 as of December 31, 2021 and December 31, 2022 (see note 26). This was because the shares were not listed on an exchange and there were no recent observable arm’s length transactions in the shares.

On November 16, 2021, the Group entered into an eight-year exclusive binding partnership arrangement (the “NBA Partnership Agreement”) with the National Basketball Association (the “NBA”) and recognized 20% of the immediately vested warrants at the grant date as non-current prepayment with the corresponding increase in equity in amount of €35,305. The fair value was measured indirectly, with reference to the fair value of the equity instruments granted. Refer to note 31.